Note 12 - Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Years Ended December 31
	2021	2020
	A$	A$
Major product/service lines
Coagulation testing products	2,667,541	2,565,747
Coagulation testing services	1,962,354	568,528
Other services	0	68,334
Wine testing products	1,147,856	0
	5,777,751	3,202,609

Timing of revenue recognition
Products and services transferred at a point in time	5,777,751	3,202,609
	5,777,751	3,202,609

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
	December 31,
	2021	2020
	A$	A$
Receivables	476,164	73,073
Contract liabilities	38,431	1,628,426
	Years Ended December 31,
	2021	2020
	A$	A$
Contract Liabilities - Current
Opening balance	1,628,426	2,682,404
Closing balance	38,431	1,628,426
Net increase/(decrease)	(1,589,995)	(1,053,978)
Contract Liabilities - Non-Current
Opening balance	0	1,421,680
Closing balance	0	0
Net increase/(decrease)	0	(1,421,680)